Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives, Depreciation Rates [Table Text Block]
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and software	33
Electronic equipment	15
Office furniture and equipment	6